Derivative Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Net gain (loss) on derivative financial instruments	$ (82,837,000)	$ (45,386,000)
Net deferred losses expected to be reclassified from AOCI over next 12 months	(61,900,000)
Derivative contracts, maturity date	Oct. 31, 2017
Fair value of derivative contracts	46,900,000
Foreign Exchange Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional value of outstanding derivative contracts	844,300,000
EPCI projects [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional value of outstanding derivative contracts	$ 534,400,000